Summary of Significant Accounting Policies (Details) - Mafco Worldwide & Merisant	12 Months Ended
Dec. 31, 2019
Land, land rights, buildings and building improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Land, land rights, buildings and building improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Computers | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computers | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years